UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

RPAR Risk Parity ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2024 RPAR Risk Parity ETF Ticker: RPAR (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.rparetf.com/rpar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RPAR Risk Parity ETF	$48	0.48%

Cumulative Performance

(Initial Investment of $10,000)

RPAR Risk Parity ETF - $10,616
S&P 500® Total Return Index - $20,105
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index - $15,358
Advanced Research Risk Parity Index - $11,169
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
12/12/2019
4/30/2020
9/30/2020
2/28/2021
7/31/2021
12/31/2021
5/31/2022
10/31/2022
3/31/2023
8/31/2023
1/31/2024
6/30/2024
12/31/2024

Annual Performance

Average Annual Returns for the Periods Ended December 31, 2024	1 Year	5 Year	Since Inception (12/12/2019)
RPAR Risk Parity ETF	-0.11%	1.07%	1.19%
S&P 500® Total Return Index	25.02%	14.53%	14.82%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index	15.04%	8.67%	8.86%
Advanced Research Risk Parity Index	0.63%	2.00%	2.21%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rparetf.com/rpar for more recent performance information.

How did the Fund perform last year?

The RPAR Risk Parity ETF (“RPAR”) returned -0.11% (NAV) for the fiscal year ended December 31, 2024 as compared to 0.63% for the Advanced Research Risk Parity Index (the "RPAR Index"). RPAR seeks to achieve exposures similar to those of the RPAR Index. RPAR invests across four major asset classes: global equities, U.S. Treasuries, commodities and U.S. Treasury Inflation-Protected Securities ("TIPS"). These broad market segments were selected because each has historically outperformed during different economic environments.

What Factors Influenced Performance?

RPAR's 2024 performance resulted from a mix of strong and weak returns across its target asset allocations. Global equities (25% allocation) and gold (10%) delivered robust gains, driven by resilient U.S. economic growth and elevated geopolitical concerns, respectively. Gold's performance was further bolstered by strong central bank demand. However, long-term U.S. Treasuries (35%), long-term TIPS (35%), and commodity producer equities (15%) posted negative returns. Higher-than-expected economic growth pushed interest rates higher, reversing the easing that had been anticipated at the start of the year, which negatively impacted U.S. Treasuries and TIPS. Commodity prices suffered from weaker global demand, particularly from China. These divergent asset class performances ultimately led to a relatively flat year for RPAR.

RPAR Risk Parity ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)

Fund Size (Thousands)	$529,324
Number of Holdings	99
Total Advisory Fee Paid	$2,961,406
Annual Portfolio Turnover	9%

What did the Fund invest in?

(as of December 31, 2024)

Sector/Security Type Breakdown - Investments

(% of net assets)

Exchange Traded Funds 36.1%
U.S. Treasury Securities 34.9%
Cash & Cash Equivalents 14.4%
Energy 6.0%
Basic Materials 5.9%
Industrial 2.0%
Consumer, Non-cyclical 0.5%
Utilities 0.2%
Consumer, Cyclical 0.0%

Security Type Breakdown - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represent short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets. Percentages for futures contracts are based on unrealized appreciation (depreciation).

Top Ten Holdings	(% of net assets)
United States Treasury Bill, 4.52%, 01/09/2025	12.8
Vanguard Total Stock Market ETF	12.8
SPDR Gold MiniShares Trust	10.4
Vanguard FTSE Emerging Markets ETF	7.7
Vanguard FTSE Developed Markets ETF	5.1
United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044	4.3
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046	3.6
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042	3.5
United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047	3.4
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045	3.3

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rparetf.com/rpar.

UPAR Ultra Risk Parity ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2024 UPAR Ultra Risk Parity ETF Ticker: UPAR (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.rparetf.com/upar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPAR Ultra Risk Parity ETF	$62	0.63%

Cumulative Performance

(Initial Investment of $10,000)

UPAR Ultra Risk Parity ETF - $7,200
S&P 500® Total Return Index - $12,847
Advanced Research Ultra Risk Parity Index - $7,368
$14,000
$12,000
$10,000
$8,000
$6,000
1/3/2022
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
9/30/2024
12/31/2024

Annual Performance

Average Annual Returns for the Periods Ended December 31, 2024	1 Year	Since Inception (1/3/2022)
UPAR Ultra Risk Parity ETF	-2.78%	-10.40%
S&P 500® Total Return Index	25.02%	8.73%
Advanced Research Ultra Risk Parity Index	-1.37%	-9.70%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rparetf.com/upar for more recent performance information.

How did the Fund perform last year?

The UPAR Ultra Risk Parity ETF (“UPAR”) returned -2.78% (NAV) for the fiscal year ended December 31, 2024 as compared to -1.37% for the Advanced Research Ultra Risk Parity Index (the "UPAR Index"). UPAR seeks to replicate the returns of the UPAR Index. UPAR invests across four major asset classes: global equities, U.S. Treasuries, commodities and U.S. Treasury Inflation-Protected Securities ("TIPS"). These broad market segments were selected because each has historically outperformed during different economic environments.

What Factors Influenced Performance?

UPAR's 2024 performance resulted from a mix of strong and weak returns across its target asset allocations. Global equities (25% allocation) and gold (10%) delivered robust gains, driven by resilient U.S. economic growth and elevated geopolitical concerns, respectively. Gold's performance was further bolstered by strong central bank demand. However, long-term U.S. Treasuries (35%), long-term TIPS (35%), and commodity producer equities (15%) posted negative returns. Higher-than-expected economic growth pushed interest rates higher, reversing the easing that had been anticipated at the start of the year, which negatively impacted U.S. Treasuries and TIPS. Commodity prices suffered from weaker global demand, particularly from China. These divergent asset class performances ultimately led to a slightly negative year for UPAR.

UPAR Ultra Risk Parity ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)

Fund Size (Thousands)	$63,656
Number of Holdings	102
Total Advisory Fee Paid	$520,627
Annual Portfolio Turnover	12%

What did the Fund invest in?

(as of December 31, 2024)

Sector/Security Type Breakdown - Investments

(% of net assets)

U.S. Treasury Securities
50.2%
Exchange Traded Funds
26.1%
Basic Materials
8.6%
Energy
8.6%
Industrial
2.9%
Cash & Cash Equivalents
2.7%
Consumer, Non-cyclical
0.7%
Utilities
0.2%
Consumer, Cyclical
0.0%

Security Type Breakdown - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represent short-term investments and other assets in excess of liabilities. Percentages for futures contracts are based on unrealized appreciation (depreciation).

Top Ten Holdings	(% of net assets)
SPDR Gold MiniShares Trust	15.0
United States Treasury Inflation Indexed Bonds,1.38%, 02/15/2044	6.3
Vanguard FTSE Emerging Markets ETF	5.3
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045	5.2
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046	5.0
United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047	4.9
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042	4.9
United States Treasury Inflation Indexed Bonds, 0.63%, 02/15/2043	4.4
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2048	4.4
United States Treasury Inflation Indexed Bonds, 2.13%, 02/15/2041	3.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rparetf.com/upar.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

RPAR Risk Parity ETF

	FYE 11/30/2024	FYE 11/30/2023
( a ) Audit Fees	$13,125	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,625	$2,625
( d ) All Other Fees	N/A	N/A

UPAR Ultra Risk Parity ETF

	FYE 11/30/2024	FYE 11/30/2023
( a ) Audit Fees	$13,125	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,625	$2,625
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

December 31, 2024

Tidal ETF Trust

●	RPAR Risk Parity ETF	| RPAR | NYSE Arca, Inc.
●	UPAR Ultra Risk Parity ETF	| UPAR | NYSE Arca, Inc.

Evoke ETFs

Schedules of Investments & Futures Contracts	Evoke ETFs

December 31, 2024

RPAR Risk Parity ETF

Schedule of Investments

EXCHANGE TRADED FUNDS - 36.1%	Shares	Value
SPDR Gold MiniShares Trust (a)	1,061,171	$55,170,280
Vanguard FTSE Developed Markets ETF	560,617	26,808,705
Vanguard FTSE Emerging Markets ETF	928,863	40,907,127
Vanguard Total Stock Market ETF	234,243	67,885,964
TOTAL EXCHANGE TRADED FUNDS (Cost $173,918,188)		190,772,076

U.S. TREASURY SECURITIES - 34.9%	Par
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$3,268,509	3,157,525
2.13%, 02/15/2041	16,913,974	16,382,247
0.75%, 02/15/2042	23,908,087	18,343,413
0.63%, 02/15/2043	22,949,361	16,834,001
1.38%, 02/15/2044	27,549,310	22,953,580
0.75%, 02/15/2045	24,316,670	17,645,852
1.00%, 02/15/2046	25,109,871	18,939,647
0.88%, 02/15/2047	25,147,994	18,219,450
1.00%, 02/15/2048	19,322,808	14,247,709
1.00%, 02/15/2049	16,010,545	11,685,228
0.25%, 02/15/2050	13,604,135	7,947,884
0.13%, 02/15/2051	10,037,874	5,534,548
0.13%, 02/15/2052	9,124,896	4,957,674
1.50%, 02/15/2053	4,251,968	3,411,175
2.13%, 02/15/2054	4,877,337	4,521,674
TOTAL U.S. TREASURY SECURITIES (Cost $293,464,466)		184,781,607

COMMON STOCKS - 14.6%	Shares
Biotechnology - 0.4%
Corteva, Inc.	41,185	2,345,897

Building Materials - 0.1%
Geberit AG	708	402,027

Chemicals - 1.0%
CF Industries Holdings, Inc.	10,028	855,589
Ecolab, Inc.	5,557	1,302,116
FMC Corp.	7,265	353,152
Nutrien Ltd.	30,438	1,361,266
PhosAgro PJSC - GDR (a)(b)	52,122	0
Sociedad Quimica y Minera de Chile S.A. - ADR (c)	14,799	538,092
The Mosaic Co.	18,192	447,159
Yara International ASA	14,964	396,322
		5,253,696

Coal - 0.2%
Teck Resources Ltd. - Class B	21,714	879,914

Electrical Components & Equipment - 0.1%
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H	438,692	369,344

Energy - Alternate Sources - 0.6%
Enphase Energy, Inc. (a)	8,906	611,664
First Solar, Inc. (a)	7,103	1,251,833
Flat Glass Group Co. Ltd. - Class H	351,342	493,908
Vestas Wind Systems A/S (a)	69,882	951,737
		3,309,142

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments & Futures Contracts	Evoke ETFs

December 31, 2024

Environmental Control - 0.0%
Pentair PLC	3,181	320,136

Food - 0.1%
Salmar ASA	7,264	345,696

Housewares - 0.0%(d)
The Scotts Miracle-Gro Co.	3,417	226,684

Iron & Steel - 0.6%
Fortescue Ltd.	130,315	1,472,491
Vale S.A. - ADR	187,414	1,662,362
		3,134,853
Machinery - Diversified - 1.8%
AGCO Corp.	4,627	432,532
CNH Industrial NV - Class A	73,754	835,633
Deere & Co.	14,346	6,078,400
IDEX Corp.	1,654	346,165
Kubota Corp.	73,426	859,191
The Toro Co.	6,380	511,038
Xylem, Inc.	5,243	608,293
		9,671,252
Mining - 4.3%
Antofagasta PLC	43,256	861,360
BHP Group Ltd. - ADR (c)	105,660	5,159,378
Boliden AB	10,314	289,838
Cameco Corp.	19,505	1,002,374
CMOC Group Ltd. - Class H	1,215,291	821,359
First Quantum Minerals Ltd. (a)	38,903	501,233
Freeport-McMoRan, Inc.	59,009	2,247,063
Glencore PLC	512,696	2,269,174
GMK Norilskiy Nickel PAO - ADR (a)(b)	181,762	0
Ivanhoe Mines Ltd. - Class A (a)	60,401	716,480
Jiangxi Copper Co. Ltd. - Class H	184,723	296,301
Lundin Mining Corp.	29,784	256,173
NAC Kazatomprom JSC - GDR	9,804	370,101
Pilbara Minerals Ltd. (a)	121,660	164,963
Rio Tinto PLC - ADR	70,375	4,138,754
South32 Ltd.	175,130	368,667
Southern Copper Corp.	34,109	3,108,349
Sumitomo Metal Mining Co. Ltd.	11,462	263,503
		22,835,070
Oil & Gas - 5.2%
BP PLC - ADR	37,681	1,113,850
Canadian Natural Resources Ltd.	30,822	951,106
Cenovus Energy, Inc.	25,595	387,787
Chevron Corp.	25,726	3,726,154
ConocoPhillips	18,123	1,797,258
Coterra Energy, Inc.	10,034	256,268
Devon Energy Corp.	8,405	275,096
Diamondback Energy, Inc.	4,310	706,107
Ecopetrol S.A. - ADR (c)	29,783	235,881
Eni S.p.A. - ADR	22,311	610,429
EOG Resources, Inc.	7,932	972,305
EQT Corp.	8,527	393,180
Equinor ASA - ADR (c)	40,133	950,751
Expand Energy Corp.	4,268	424,879
Exxon Mobil Corp.	65,657	7,062,723

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments & Futures Contracts	Evoke ETFs

December 31, 2024

Gazprom PJSC - ADR (a)(b)	523,190	0
Hess Corp.	4,148	551,725
Imperial Oil Ltd.	7,745	477,075
LUKOIL PJSC - ADR (a)(b)	31,173	0
Novatek PJSC - GDR (a)(b)	13,358	0
Occidental Petroleum Corp.	12,017	593,760
Rosneft Oil Co. PJSC - GDR (a)(b)	488,696	0
Shell PLC - ADR	45,532	2,852,580
Suncor Energy, Inc.	16,943	604,468
TotalEnergies SE - ADR	34,615	1,886,518
Tourmaline Oil Corp.	4,973	230,012
Woodside Energy Group Ltd.	25,594	389,824
		27,449,736

Water - 0.2%
American Water Works Co., Inc.	4,047	503,811
Veolia Environnement S.A.	13,719	385,124
		888,935
TOTAL COMMON STOCKS (Cost $113,773,129)		77,432,382

SHORT-TERM INVESTMENTS - 14.6%
Investments Purchased with Collateral from Securities Lending – 1.3%
First American Government Obligations Fund – Class X, 4.41% (e)(f)	6,693,684	6,693,684

Money Market Funds – 0.5%
First American Government Obligations Fund – Class X, 4.41% (e)	2,882,753	2,882,753

U.S. Treasury Bills – 12.8%	Par
4.52%, 01/09/2025 (g)	$67,993,000	67,937,452
TOTAL SHORT-TERM INVESTMENTS (Cost $77,501,897)		77,513,889

TOTAL INVESTMENTS – 100.2% (Cost $658,657,680)		530,499,954
Liabilities in Excess of Other Assets – (0.2)%		(1,176,132)
TOTAL NET ASSETS – 100.0%		$529,323,822

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

ASA – Advanced Subscription Agreement

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $6,549,064 which represented 1.2% of net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	All or a portion of this security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $6,693,684 which represented 1.3% of net assets.
(g)	The rate shown is the annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments & Futures Contracts	Evoke ETFs

December 31, 2024

RPAR Risk Parity ETF

Schedule of Futures Contracts

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc:

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
U.S. Treasury 10 Year Notes	880	03/20/2025	$95,700,000	$(1,755,742)
U.S. Treasury Ultra Bonds	770	03/20/2025	91,557,813	(5,377,327)
Net Unrealized Appreciation (Depreciation)				$(7,133,069)

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments & Futures Contracts	Evoke ETFs

December 31, 2024

UPAR Ultra Risk Parity ETF

Schedule of Investments

U.S. TREASURY SECURITIES - 50.2%	Par	Value
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$562,277	$543,185
2.13%, 02/15/2041 (e)	2,907,405	2,816,004
0.75%, 02/15/2042 (e)	4,058,256	3,113,685
0.63%, 02/15/2043	3,794,917	2,783,678
1.38%, 02/15/2044	4,783,882	3,985,843
0.75%, 02/15/2045	4,372,711	3,173,140
1.00%, 02/15/2046	4,371,047	3,296,954
0.88%, 02/15/2047	4,321,882	3,131,157
1.00%, 02/15/2048	3,402,453	2,508,805
1.00%, 02/15/2049	2,737,210	1,997,741
0.25%, 02/15/2050	2,372,129	1,385,858
0.13%, 02/15/2051	1,737,441	957,967
0.13%, 02/15/2052	1,577,324	856,981
1.50%, 02/15/2053	751,846	603,175
2.13%, 02/15/2054	838,260	777,133
TOTAL U.S. TREASURY SECURITIES (Cost $35,232,292)		31,931,306

EXCHANGE TRADED FUNDS - 26.1%	Shares
SPDR Gold MiniShares Trust (a)	183,326	9,531,119
Vanguard Extended Market ETF	10,973	2,084,651
Vanguard FTSE Developed Markets ETF	34,682	1,658,493
Vanguard FTSE Emerging Markets ETF	76,122	3,352,413
TOTAL EXCHANGE TRADED FUNDS (Cost $13,235,221)		16,626,676

COMMON STOCKS - 21.0%
Biotechnology - 0.6%
Corteva, Inc.	6,897	392,853

Building Materials - 0.1%
Geberit AG	125	70,979

Chemicals - 1.5%
CF Industries Holdings, Inc.	1,901	162,193
Ecolab, Inc.	967	226,587
FMC Corp.	1,380	67,082
Nutrien Ltd.	5,335	238,595
PhosAgro PJSC - GDR (a)(b)	1,126	0
Sociedad Quimica y Minera de Chile S.A. - ADR	2,702	98,245
The Mosaic Co.	3,155	77,550
Yara International ASA	2,774	73,470
		943,722

Coal - 0.2%
Teck Resources Ltd. - Class B	3,800	153,987

Electrical Components & Equipment - 0.1%
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H	75,835	63,847

Energy - Alternate Sources - 0.9%
Enphase Energy, Inc. (a)	1,577	108,308
First Solar, Inc. (a)	1,147	202,147
Flat Glass Group Co. Ltd. - Class H	60,730	85,373
Ming Yang Smart Energy Group Ltd. - GDR	17	117
Vestas Wind Systems A/S (a)	12,231	166,577
		562,522

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments & Futures Contracts	Evoke ETFs

December 31, 2024

Environmental Control - 0.1%
Pentair PLC	556	55,956

Food - 0.1%
Salmar ASA	1,354	64,437

Housewares - 0.0%(c)
The Scotts Miracle-Gro Co.	406	26,934

Iron & Steel - 0.9%
Fortescue Ltd.	22,044	249,086
Vale S.A. - ADR	32,751	290,501
		539,587
Machinery - Diversified - 2.6%
AGCO Corp.	672	62,819
CNH Industrial NV - Class A	11,856	134,329
Deere & Co.	2,487	1,053,742
IDEX Corp.	257	53,788
Kubota Corp.	12,030	140,768
The Toro Co.	1,131	90,593
Xylem, Inc.	823	95,484
		1,631,523
Mining - 6.2%
Antofagasta PLC	7,163	142,638
BHP Group Ltd. - ADR	17,761	867,270
Boliden AB	1,833	51,510
Cameco Corp.	3,155	162,138
CMOC Group Ltd. - Class H	210,068	141,975
First Quantum Minerals Ltd. (a)	6,005	77,369
Freeport-McMoRan, Inc.	10,317	392,871
Glencore PLC	89,731	397,146
GMK Norilskiy Nickel PAO - ADR (a)(b)	3,990	0
Ivanhoe Mines Ltd. - Class A (a)	9,829	116,592
Jiangxi Copper Co. Ltd. - Class H	32,505	52,139
Lundin Mining Corp.	5,128	44,106
NAC Kazatomprom JSC - GDR	1,927	72,744
Pilbara Minerals Ltd. (a)	21,475	29,119
Rio Tinto PLC - ADR	12,320	724,539
South32 Ltd.	35,548	74,832
Southern Copper Corp.	5,871	535,024
Sumitomo Metal Mining Co. Ltd.	2,011	46,232
		3,928,244
Oil & Gas - 7.5%
Aker BP ASA	28	547
BP PLC - ADR	6,884	203,491
Canadian Natural Resources Ltd.	5,377	165,924
Cenovus Energy, Inc.	4,533	68,679
Chevron Corp.	4,612	668,002
ConocoPhillips	2,884	286,006
Coterra Energy, Inc.	1,659	42,371
Devon Energy Corp.	1,470	48,113
Diamondback Energy, Inc.	751	123,036
Ecopetrol S.A. - ADR	5,358	42,435
Eni S.p.A. - ADR	3,885	106,294
EOG Resources, Inc.	1,390	170,386
EQT Corp.	1,505	69,396
Equinor ASA - ADR	7,013	166,138

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments & Futures Contracts	Evoke ETFs

December 31, 2024

Expand Energy Corp.	745	74,165
Exxon Mobil Corp.	11,218	1,206,720
Gazprom PJSC - ADR (a)(b)	11,925	0
Hess Corp.	730	97,097
Imperial Oil Ltd.	1,350	83,157
LUKOIL PJSC - ADR (a)(b)	818	0
Novatek PJSC - GDR (a)(b)	329	0
Occidental Petroleum Corp.	2,364	116,805
Rosneft Oil Co. PJSC - GDR (a)(b)	10,479	0
Shell PLC - ADR	7,958	498,569
Suncor Energy, Inc.	3,220	114,878
TotalEnergies SE - ADR	6,060	330,270
Tourmaline Oil Corp.	805	37,233
Woodside Energy Group Ltd.	4,505	68,616
		4,788,328

Water - 0.2%
American Water Works Co., Inc.	671	83,533
Veolia Environnement S.A.	2,565	72,005
		155,538
TOTAL COMMON STOCKS (Cost $16,052,978)		13,378,457

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.41% (d)	1,188,113	1,188,113
TOTAL SHORT-TERM INVESTMENTS (Cost $1,188,113)		1,188,113

TOTAL INVESTMENTS - 99.2% (Cost $65,708,604)		63,124,552
Other Assets in Excess of Liabilities - 0.8%		531,676
TOTAL NET ASSETS - 100.0%		$63,656,228

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

GDR - Global Depositary Receipt

PJSC - Public Joint Stock Company

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	All or a portion of this security has been pledged as collateral.

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments & Futures Contracts	Evoke ETFs

December 31, 2024

UPAR Ultra Risk Parity ETF

Schedule of Futures Contracts

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc:

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
MSCI EAFE Index	27	03/21/2025	$3,061,125	$(94,776)
MSCI Emerging Markets Index	71	03/21/2025	3,811,990	(137,756)
S&P 500 Index	324	03/21/2025	9,615,915	(314,737)
U.S. Treasury 10 Year Notes	153	03/20/2025	16,638,750	(302,870)
U.S. Treasury Ultra Bonds	133	03/20/2025	15,814,531	(923,411)
Net Unrealized Appreciation (Depreciation)				$(1,773,550)

The accompanying notes are an integral part of these financial statements.	8

Statements of Assets and Liabilities	Evoke ETFs

December 31, 2024

	RPAR Risk Parity	UPAR Ultra Risk
	ETF	Parity ETF
ASSETS:
Investments, at value (Note 2)	$530,499,954	$63,124,552
Deposit at broker for other investments	14,368,957	2,220,493
Receivable for investments sold	2,937,109	906,146
Interest receivable	933,272	160,234
Dividends receivable	112,590	19,061
Foreign currency, at value (Note 2)	107,562	—
Dividend tax reclaims receivable	34,129	5,896
Security lending income receivable (Note 5)	3,586	—
Total assets	548,997,159	66,436,382

LIABILITIES:
Variation margin on futures contracts	7,133,069	1,773,550
Payable upon return of securities loaned (Note 5)	6,693,684	—
Payable for capital shares redeemed	5,617,905	969,397
Payable to adviser (Note 4)	228,679	36,797
Payable to custodian foreign currency, at value (Note 2)	—	410
Total liabilities	19,673,337	2,780,154
NET ASSETS	$529,323,822	$63,656,228

NET ASSETS CONSISTS OF:
Paid-in capital	$928,185,099	$78,088,981
Total accumulated losses	(398,861,277)	(14,432,753)
Total net assets	$529,323,822	$63,656,228

Net assets	$529,323,822	$63,656,228
Shares issued and outstanding(a)	28,275,000	4,925,000
Net asset value per share	$18.72	$12.93

COST:
Investments, at cost	$658,657,680	$65,708,604
Foreign currency, at cost	$114,242	$—

PROCEEDS:
Foreign currency proceeds	$—	$410

LOANED SECURITIES:
at value (included in investments)	$6,549,064	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	9

Statements of Operations	Evoke ETFs

For the year ended December 31, 2024

	RPAR Risk	UPAR Ultra Risk
	Parity ETF	Parity ETF
INVESTMENT INCOME:
Dividend income	$6,540,375	$799,032
Less: Dividend withholding taxes	(124,235)	(24,766)
Less: Issuance fees	(14,941)	(2,849)
Interest income	11,088,024	2,194,431
Securities lending income (Note 5)	44,188	—
Other income	3	14
Total investment income	17,533,414	2,965,862

EXPENSES:
Investment advisory fee (Note 4)	3,084,798	537,154
Interest expense	—	60
Other expenses and fees	100	356
Total expenses	3,084,898	537,570
Expense reimbursement by Adviser (Note 4)	(123,392)	(16,527)
Net expenses	2,961,506	521,043
NET INVESTMENT INCOME	14,571,908	2,444,819

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(3,458,615)	227,985
Futures contracts	740,154	3,233,879
Foreign currency transactions	(15,426)	(1,916)
Net realized gain/(loss)	(2,733,887)	3,459,948
Net change in unrealized depreciation on:
Investments	10,900,922	(2,425,641)
Future contracts	(21,368,705)	(5,049,557)
Foreign currency translation	(3,793)	(141)
Net change in unrealized depreciation	(10,471,576)	(7,475,339)
Net realized and unrealized loss	(13,205,463)	(4,015,391)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,366,445	$(1,570,572)

The accompanying notes are an integral part of these financial statements.	10

Statements of Changes in Net Assets	Evoke ETFs

	RPAR Risk Parity ETF		UPAR Ultra Risk Parity ETF
	Year ended	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
OPERATIONS:
Net investment income	$14,571,908	$27,828,894	$2,444,819	$2,380,294
Net realized gain/(loss)	(2,733,887)	(44,913,367)	3,459,948	(3,527,171)
Net change in unrealized appreciation/(depreciation)	(10,471,576)	47,168,665	(7,475,339)	9,857,117
Net increase/(decrease) in net assets from operations	1,366,445	30,084,192	(1,570,572)	8,710,240

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(14,473,451)	(28,777,261)	(2,451,317)	(2,373,772)
Total distributions to shareholders	(14,473,451)	(28,777,261)	(2,451,317)	(2,373,772)

CAPITAL TRANSACTIONS:
Subscriptions	31,831,410	141,044,910	2,798,522	37,165,712
Redemptions	(128,744,565)	(451,180,012)	(31,158,863)	(65,158,210)
Net decrease in net assets from capital transactions	(96,913,155)	(310,135,102)	(28,360,341)	(27,992,498)

NET DECREASE IN NET ASSETS	(110,020,161)	(308,828,171)	(32,382,230)	(21,656,030)

NET ASSETS:
Beginning of the year	639,343,983	948,172,154	96,038,458	117,694,488
End of the year	$529,323,822	$639,343,983	$63,656,228	$96,038,458

SHARES TRANSACTIONS
Subscriptions	1,650,000	7,275,000	200,000	2,775,000
Redemptions	(6,675,000)	(24,825,000)	(2,275,000)	(4,650,000)
Total decrease in shares outstanding	(5,025,000)	(17,550,000)	(2,075,000)	(1,875,000)

The accompanying notes are an integral part of these financial statements.	11

Financial Highlights	Evoke ETFs

For a share outstanding throughout the periods presented

RPAR Risk Parity ETF

	Year ended		Year ended		Year ended	Period ended		Year ended		Period ended
	December 31,		December 31,		December 31,	December 31,		November 30,		November 30,
	2024		2023		2022	2021		2021		2020(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.20		$18.65		$25.10	$25.10		$23.00		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.46		0.54		0.77	0.10		0.48		0.21
Net realized and unrealized gain (loss) on investments(d)	(0.47)		0.61		(6.47)	0.22		1.88		2.94
Total from investment operations	(0.01)		1.15		(5.70)	0.32		2.36		3.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)		(0.60)		(0.75)	(0.32)		(0.26)		(0.15)
Total distributions	(0.47)		(0.60)		(0.75)	(0.32)		(0.26)		(0.15)
Net asset value, end of period	$18.72		$19.20		$18.65	$25.10		$25.10		$23.00

TOTAL RETURN(e)	-0.11%		6.32%		-22.81%	1.29%		10.32%		15.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$529,324		$639,344		$948,172	$1,634,169		$1,549,276		$883,353
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	0.50%		0.50%		0.50%	0.50%		0.50%		0.50%
After expense reimbursement/recoupment(f)(g)	0.48%		0.48%		0.48%	0.47%		0.47%		0.47%
Ratio of interest expense on futures contracts to average net assets(f)(g)	0.00	%(h)	0.00	%(h)	0.01%	0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)(g)	0.48%		0.48%		0.48%	0.47%		0.47%		0.47%
Ratio of net investment income to average net assets(f)(g)
Before expense reimbursement/recoupment	2.34%		2.83%		3.65%	4.69%		1.96%		0.98%
After expense reimbursement/recoupment	2.36%		2.85%		3.67%	4.72%		1.99%		1.01%
Portfolio turnover rate(e)(i)	9%		14%		28%	1	%(e)	16%		65%

(a)	The Fund commenced operations on December 12, 2019. The information presented is from December 12, 2019 to November 30, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	12

Financial Highlights	Evoke ETFs

For a share outstanding throughout the periods presented

UPAR Ultra Risk Parity ETF

	Year ended		Year ended		Period ended
	December 31,		December 31,		December 31,
	2024		2023		2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$13.72		$13.26		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.41		0.43		0.70
Net realized and unrealized gain (loss) on investments(d)	(0.77)		0.45		(6.81)
Total from investment operations	(0.36)		0.88		(6.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)		(0.42)		(0.59)
Return of capital	—		—		(0.04)
Total distributions	(0.43)		(0.42)		(0.63)
Net asset value, end of period	$12.93		$13.72		$13.26

TOTAL RETURN(e)	-2.78%		6.74%		-30.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$63,656		$96,038		$117,694
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	0.65%		0.65%		0.65%
After expense reimbursement/recoupment(f)(g)	0.63%		0.63%		0.62%
Ratio of interest expense on futures contracts to average net assets(f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratio of operational expenses to average net assets excluding dividends, interest and borrowing expense on securities sold short(f)(g)	0.63%		0.63%		0.62%
Ratio of net investment income to average net assets(f)(g)
Before expense reimbursement/recoupment	2.94%		3.23%		4.81%
After expense reimbursement/recoupment	2.96%		3.25%		4.84%
Portfolio turnover rate(e)(i)	12%		36%		39%

(a)	Inception date of the Fund was January 3, 2022. The information presented is from January 3, 2022 to December 31, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	13

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

NOTE 1 – ORGANIZATION

The RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF are each a series of shares (each, a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The RPAR Risk Parity ETF is a diversified series and the UPAR Ultra Risk Party ETF is a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The RPAR Risk Parity ETF commenced operations on December 12, 2019 and the UPAR Ultra Risk Parity ETF commenced operations on January 3, 2022.

The investment objective of each Fund is to seek to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by independent pricing agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2024:

RPAR Risk Parity ETF

Assets:	Level 1	Level 2	Level 3		Total
Investments:
Exchange Traded Funds	$190,772,076	$—	$—		$190,772,076
U.S. Treasury Securities	—	184,781,607	—		184,781,607
Common Stocks(a)	77,432,382	—	0	(b)	77,432,382
Investments Purchased with Proceeds from Securities Lending	6,693,684	—	—		6,693,684
Money Market Funds	2,882,753	—	—		2,882,753
U.S. Treasury Bills	—	67,937,452	—		67,937,452
Total Investments	$277,780,895	$252,719,059	$0	(b)	$530,499,954

(a) Refer to the Schedule of Investments for industry classification.

(b) The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

Liabilities:
Other Financial Instruments:*
Futures Contracts	$(7,133,069)	$—	$—	$(7,133,069)
Total Other Financial Instruments	$(7,133,069)	$—	$—	$(7,133,069)

* The fair value of the Fund’s other financial instruments represents the unrealized appreciation (depreciation) as of December 31, 2024.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common
Stocks
Balance as of December 31, 2023	$218,088
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(218,088)
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of December 31, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at December 31, 2024:	$(218,088)

UPAR Ultra Risk Parity ETF

Assets:	Level 1	Level 2	Level 3		Total
Investments:
U.S. Treasury Securities	$—	$31,931,306	$—		$31,931,306
Exchange Traded Funds	16,626,676	—	—		16,626,676
Common Stocks(a)	13,378,457	—	0	(b)	13,378,457
Money Market Funds	1,188,113	—	—		1,188,113
Total Investments	$31,193,246	$31,931,306	$0	(b)	$63,124,552

(a)	Refer to the Schedule of Investments for industry classification.

(b)	The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(1,773,550)	$—	$—	$(1,773,550)
Total Other Financial Instruments	$(1,773,550)	$—	$—	$(1,773,550)

* The fair value of the Fund’s other financial instruments represents the unrealized appreciation (depreciation) as of December 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common
Stocks
Balance as of December 31, 2023	$35,389
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(35,389)
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of December 31, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at December 31, 2024:	$(35,389)

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

No further disclosure is required due to the immaterial amount of Level 3 securities.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Funds’ average notional value of futures contracts outstanding during the year ended December 31, 2024, was $213,010,109 for RPAR Risk Parity ETF and $61,636,072 for UPAR Ultra Risk Parity ETF. The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair value of derivative instruments as of December 31, 2024:

RPAR Risk Parity ETF:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	None	$—	Variation margin payable (see Statements of Assets and Liabilities)	$7,133,069

UPAR Ultra Risk Parity ETF:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	None	$—	Variation margin payable (see Statements of Assets and Liabilities)	$1,773,550

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024:

RPAR Risk Parity ETF:

Change in Unrealized
	Location of Gain (Loss) on	Realized Gain (Loss) on	Appreciation/Depreciation on
	Derivatives	Derivatives	Derivatives
Instrument	Recognized in Income	Recognized in Income	Recognized in Income
Interest Rate Contracts - Futures	Net Realized and Unrealized Gain (Loss)	$740,154	$(21,368,705)

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

UPAR Ultra Risk Parity ETF:

Change in Unrealized
	Location of Gain (Loss) on	Realized Gain (Loss) on	Appreciation/Depreciation on
	Derivatives	Derivatives	Derivatives
Instrument	Recognized in Income	Recognized in Income	Recognized in Income
Interest Rate Contracts - Futures	Net Realized and Unrealized Gain (Loss)	$3,233,879	$(5,049,557)

B.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of December 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

E.	Futures Contracts. The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high -quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange -imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the year ended December 31, 2024. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

F.	Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following tables represent derivative financial statements that are subject to enforceable netting agreements, collateral arrangements, or other similar agreements as of December 31, 2024.

		Gross Amounts	Net Amounts
		Offset in the	Presented in		Cash
		Statements	the Statements		Collateral
	Gross	of Assets and	of Assets and	Financial	Pledged	Net
RPAR Risk Parity ETF	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets
Interest Rate Contracts - Futures	$—	$—	$—	$—	$—	$—
Liabilities
Interest Rate Contracts - Futures	$7,133,069	$7,133,069	$—	$—	$—	$7,133,069

		Gross Amounts	Net Amounts
		Offset in the	Presented in		Cash
		Statements	the Statements		Collateral
	Gross	of Assets and	of Assets and	Financial	Pledged	Net
UPAR Ultra Risk Parity ETF	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets
Interest Rate Contracts - Futures	$—	$—	$—	$—	$—	$—
Liabilities
Interest Rate Contracts - Futures	$1,773,550	$1,773,550	$—	$—	$—	$1,773,550

G.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities.

H.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

I.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

K.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

M.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to redemption in-kind. For the year ended December 31, 2024, the following adjustments were made:

		Total
		Accumulated
Fund	Paid-In Capital	Losses
RPAR Risk Parity ETF	$7,585,114	$(7,585,114)
UPAR Ultra Risk Parity ETF	$2,183,822	$(2,183,822)

During the year ended December 31, 2024, the RPAR Risk Parity ETF realized $7,479,672, and the UPAR Ultra Risk Parity ETF realized $ 2,186,060, in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchange Fund shares for securities held by the Funds rather than for cash. Because such losses are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political, and regulatory developments.

B.	Borrowing Risk (UPAR Ultra Risk Parity ETF only). The Fund’s use of reverse repurchase agreements in considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s NAV and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.

C.	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell, or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

D.	Commodities Risk. The Funds’ exposure to investments in physical commodities subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Funds in varying ways, and different factors may cause the value and the volatility of the Funds to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

E.	Credit Risk. An issuer or guarantor of debt instruments, such as the U.S. Government or its agencies or instrumentalities with respect to U.S. government obligations, may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Please see “Government Obligations Risks,” below, for risks specific to investing in securities issued by the U.S. government or its agencies or instrumentalities. Debt instruments such as U.S. Treasuries and TIPS are subject to varying degrees of credit risk, which may be reflected in their credit ratings. The Fund’s portfolio holdings may have their credit ratings downgraded or may default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Funds’ income level or share price.

F.	Currency Exchange Rate Risk. The Funds invest, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares of the Funds. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

G.	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

H.	Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Funds may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

I.	Emerging Markets Risk. The Funds may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Funds to decline in value.

J.	Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

K.	Equity Market Risk. The Funds will invest in common stocks directly or indirectly through ETFs. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities held in the Funds’ portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Securities in the Funds’ portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

L.	Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize capital gains that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

M.	Exchanged Trade Vehicle (“ETV”) Risk. The Funds may invest in ETFs, Exchange Traded Notes (“ETN”), and exchange-listed trusts. Please see “ETF Risks” above, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track and which are disclosed elsewhere in each Fund’s Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating. By investing in an ETV, the Funds indirectly bear the proportionate share of any fees and expenses of the ETV in addition to the Funds’ direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.

●	Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in registered investment companies. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

●	ETN Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Funds are unsecured debts of the issuer.

N.	Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

O.	Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

P.	Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

Q.	Government Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

R.	Illiquid Investments Risk. The Funds may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of their investments, or because of legal or contractual restrictions on sales. The Funds could lose money if they are unable to dispose of an investment at a time or price that is most beneficial to the Funds.

S.	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

T.	Leverage Risk. Using derivatives such as futures to increase a Fund’s combined long and short exposure creates leverage, which can magnify each Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on each Fund’s share price.

U.	Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

V.	Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

W.	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Each Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

X.	Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.

Y.	Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Z.	Newer Fund Risk (UPAR Ultra Risk Parity ETF only). The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

AA.	Non-Diversification Risk (UPAR Ultra Risk Parity ETF only). The Fund is considered to be “non-diversified”, which means that it may invest a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

BB.	Other Investment Companies Risk. By investing in another investment company, the Funds become a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Funds will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

CC.	Real Estate Investment Trust Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

DD.	Reverse Repurchase Agreement Risk (UPAR Ultra Risk Parity ETF only). A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

EE.	Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”), the Funds must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualified income”) and must satisfy certain asset diversification requirements. Certain of each Fund’s investments may generate income that is not qualifying income. If the Funds were to fail to meet the qualifying income test or the asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Funds in computing their taxable income.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

FF.	United States Treasury Inflation Protected Securities (“TIPS”) Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Funds or applicable underlying ETF will not receive the principal until maturity. As a result, the Funds may make income distributions to shareholders that exceed the cash they receive. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

GG.	Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

		Investment Advisory Fee
Fund	Investment Advisory Fee	After Waiver
RPAR Risk Parity ETF	0.50%	0.48%
UPAR Ultra Risk Parity ETF	0.65%	0.63%

The Adviser has contractually agreed to reduce its Investment Advisory Fee for the RPAR Risk Parity ETF to 0.48% until at least April 30, 2025 and agreed to reduce its Investment Advisory Fee for the UPAR Ultra Risk Parity ETF to 0.63% until at least April 30, 2025 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended December 31, 2024 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with RPAR, LLC under which RPAR, LLC assumes the obligation of the Adviser to pay all expenses of each Fund, except Excluded Expenses (such expenses of each Fund, except Excluded Expenses, the “Unitary Expenses”). Although RPAR, LLC has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to each Fund to pay such expenses. For assuming the payment obligations, the Adviser has agreed to pay to RPAR, LLC the profits, if any, generated by each Fund’s unitary management fee less a contractual fee retained by the Adviser. RPAR, LLC does not make investment decisions, provide investment advice, participate in the active management of each Fund, or otherwise act in the capacity of an investment adviser to each Fund.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the RPAR Risk Parity ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the accounts of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of December 31, 2024, the market value of the securities on loan and payable on collateral received for securities lending for the RPAR Risk Parity ETF was as follows:

			Percentage of
	Market Value of	Payable on	Net Assets of
Fund	Securities on Loan	Collateral Received	Securities on Loan
RPAR Risk Parity ETF	$6,549,064	$6,693,684	1.2%

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

As of December 31, 2024, the RPAR Risk Parity ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the First American Government Obligations Fund of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the RPAR Risk Parity ETF could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the RPAR Risk Parity ETF bears the risk of loss associated with the investment of cash collateral received.

The cash collateral invested in the First American Government Obligations Fund is listed in the RPAR Risk Parity ETF’s Schedule of Investments. Securities lending income is disclosed in the RPAR Risk Parity ETF’s Statements of Operations.

The RPAR Risk Parity ETF is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The UPAR Ultra Risk Parity ETF did not lend securities during the year ended December 31, 2024.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$25,336,688	$44,808,461
UPAR Ultra Risk Parity ETF	4,916,886	5,728,485

For the year ended December 31, 2024, the cost of purchases and proceeds from the sales or maturities of long-term U.S. government investments were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$22,296,061	$49,968,810
UPAR Ultra Risk Parity ETF	4,463,614	16,032,726

For the year ended December 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$16,016,021	$69,207,501
UPAR Ultra Risk Parity ETF	1,263,599	14,836,510

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023 were as follows:

	Distributions	December 31,	December 31,
Fund	paid from:	2024	2023
RPAR Risk Parity ETF	Ordinary income	$14,473,451	$28,777,261
UPAR Ultra Risk Parity ETF	Ordinary income	$2,451,317	$2,373,772

As of December 31, 2024, the components of accumulated losses on a tax basis were as follows:

	RPAR Risk	UPAR Ultra Risk
	Parity ETF	Parity ETF
Investments, at cost(1)	$652,349,080	$66,851,200
Gross tax unrealized appreciation	35,392,060	5,596,676
Gross tax unrealized depreciation	(164,381,817)	(11,096,911)
Net tax unrealized appreciation (depreciation)	(128,989,757)	(5,500,235)
Undistributed ordinary income (loss)	80,420	—
Undistributed long-term capital gain (loss)	—	—
Total accumulated losses	80,420	—
Other accumulated gain (loss)	(269,951,940)	(8,932,518)
Total accumulated losses	$(398,861,277)	$(14,432,753)

(1)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, end of year mark-to-market adjustments, Grantor Trust adjustments and PFIC adjustments.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of December 31, 2024, the Funds had no late year losses. As of December 31, 2024, there were short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
RPAR Risk Parity ETF	$117,149,012	$152,802,928
UPAR Ultra Risk Parity ETF	3,670,389	5,262,129

NOTE 9 – CREDIT FACILITY

U.S. Bank N.A. has made available to each Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended December 31, 2024 are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of December 31, 2024	—
Average interest rate, when in use	—
Interest rate terms	Prime
Interest rate as of December 31, 2024	7.50%
Expiration Date	June 25, 2025

Interest expense incurred for the year ended December 31, 2024 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. Each Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of a Fund’s total assets.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for the Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Notes to the Financial Statements	Evoke ETFs

December 31, 2024

NOTE 11 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective January 2, 2025, the UPAR Ultra Risk Parity ETF is now classified as a diversified fund. The Fund commenced operations as a non- diversified fund, however, the Fund continuously operated as diversified for three years effective January 2, 2025 and is now classified as diversified.

Report of Independent Registered	Evoke ETFs
Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

RPAR Risk Parity ETF,

UPAR Ultra Risk Parity ETF and

The Board of Trustees of

Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF (the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of December 31, 2024, and with respect to RPAR Risk Parity ETF, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the three years then ended, the period December 1, 2021 through December 31, 2021, the year ended November 30, 2021 and for the period December 12, 2019 (commencement of operations) to November 30, 2020, and with respect to UPAR Ultra Risk Parity ETF, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the two years then ended and for the period January 3, 2022 (commencement of operations) through December 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2025

Other Non-Audited Information	Evoke ETFs

December 31, 2024

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2024, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

RPAR Risk Parity ETF	34.77%
UPAR Ultra Risk Parity ETF	27.08%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, were as follows:

RPAR Risk Parity ETF	6.89%
UPAR Ultra Risk Parity ETF	7.35%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended December 31, 2024, were as follows:

RPAR Risk Parity ETF	0.00%
UPAR Ultra Risk Parity ETF	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

RPAR ETFs Annual Report – Investment Advisory Agreement Renewal Rider

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on September 18, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the RPAR Risk Parity ETF (the “RPAR ETF”) and the UPAR Ultra Risk Parity ETF (the “UPAR ETF”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

5

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to each Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of each Fund’s use of derivatives instruments, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF. The Board noted that although each Fund is actively-managed, the RPAR ETF seeks to invest its assets to achieve exposures similar to those of the Advanced Research Risk Parity Index (the “RPAR Index”) and the UPAR ETF seeks to invest its assets to achieve exposures similar to those of the Advanced Research Ultra Risk Parity Index (the “UPAR Index”). The Board further noted that the Adviser is responsible for selecting each Fund’s investments and trade execution, taking into account the assets in the RPAR Index for the RPAR ETF and the UPAR Index for the UPAR ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board noted that the Funds were actively-managed but designed to match the asset exposures of an index and considered the performance of each Fund against the RPAR Index or UPAR Index, as applicable, to its respective benchmark index, and to its respective peer group.

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The Board considered the performance of the RPAR ETF on an absolute basis, in comparison to the RPAR Index, in comparison to its benchmark index (a blended index comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond Index (the “60/40 Index”)), and in comparison to the S&P 500 Total Return Index. The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. moderately conservative allocation funds) (the “RPAR Peer Group”), as well as a peer group of ETFs representing a subset of the RPAR Peer Group based on select criteria (the “RPAR Select Peer Group”). The Board noted that the Fund underperformed the 60/40 Index and the S&P 500 Total Return Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2024. The Board also discussed the Fund’s comparative performance versus the RPAR Index for the same periods, noting that the Fund’s performance was in line with, but trailed the RPAR Index, and discussed factors that accounted for such differences. The Board also considered that the Fund had underperformed the RPAR Peer Group median and average for the one-year and three-year periods ended August 2, 2024. The Board noted that the Fund ranked 12 out of 12 funds in the RPAR Peer Group for the one-year period ended August 2, 2024, and eight out of eight funds in the RPAR Peer Group for the three-year period ended August 2, 2024.

The Board considered the performance of the UPAR ETF on an absolute basis, in comparison to the UPAR Index and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. moderate allocation funds) (the “UPAR Peer Group”), as well as a peer group of ETFs representing a subset of the UPAR Peer Group based on select criteria (the “UPAR Select Peer Group”). The Board noted that the Fund underperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended June 30, 2024. The Board also discussed the Fund’s comparative performance versus the UPAR Index for the same periods, noting that the Fund’s performance was in line with, but slightly trailed the UPAR Index, and discussed factors that accounted for such differences. The Board also considered that the Fund had underperformed the UPAR Peer Group median and average for the one-year period ended August 2, 2024. The Board noted that the Fund ranked 16 out of 23 funds in the UPAR Peer Group for the one-year period ended August 2, 2024.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

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3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of each Fund’s sponsor, RPAR, LLC, to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement with respect to each Fund.

For the RPAR ETF, the Board also considered that the Adviser had contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 0.50% to 0.48% of the Fund’s average daily net assets through at least April 30, 2025. The Board considered that the Fund’s advisory fee of 0.50% was above the RPAR Peer Group and RPAR Select Peer Group averages of 0.33% and 0.375%, respectively, and that the Fund’s net expense ratio after fee waivers of 0.48% was above the RPAR Peer Group average of 0.34%, but below the RPAR Select Peer Group average of 0.52%.

For the UPAR ETF, the Board also considered that the Adviser had contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 0.65% to 0.63% of the Fund’s average daily net assets through at least April 30, 2025. The Board considered that the Fund’s advisory fee of 0.65% was above the UPAR Peer Group average of 0.619%, but below the UPAR Select Peer Group average of 0.656%, and that the Fund’s net expense ratio after fee waivers of 0.63% was below the UPAR Peer Group and UPAR Select Peer Group averages of 0.673% and 0.739%, respectively.

The Board concluded that each Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also concluded, in light of each Fund’s strategy and significant investments in exchange-traded funds (“underlying ETFs”), that the advisory fee paid to the Adviser with respect to each Fund is based on services provided by the Adviser that are in addition to, rather than duplicative of, the services provided under the advisory agreements for the underlying ETFs. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with each Fund, and concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to each Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as each Fund Grows. The Board compared each Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fee. The Board noted that the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

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Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 5, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 5, 2025

* Print the name and title of each signing officer under his or her signature.

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